Schedule of Investments (unaudited) December 31, 2020	iShares® International Preferred Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Australia — 0.7%
Brookfield Infrastructure Partners LP, Series 7, 5.00%(a)	16,200	$310,903

Canada — 78.7%
AltaGas Ltd., Series K, 5.00%(a)	16,200	311,157
Bank of Montreal
Series 27, 3.85%(a)	51,901	836,771
Series 29, 3.62%(a)	41,521	649,866
Series 38, 4.85%
(5 year Canadian Government Bond + 4.060%)(a)	32,401	654,887
Series 40, 4.50%(a)	51,901	1,009,910
Series 42, 4.40%
(5 year Canadian Government Bond + 3.170%)(a)	41,521	794,570
Series 44, 4.85%(a)	21,598	379,745
Bank of Nova Scotia (The)
Series 32, 2.06%
(5 year Canadian Government Bond + 1.340%)(a)	15,067	297,201
Series 34, 5.50%
(5 year Canadian Government Bond + 4.510%)(a)	18,899	378,128
Series 38, 4.85%(a)	51,901	1,048,205
Series 40, 4.85%
(5 year Canadian Government Bond + 2.430%)(a)	16,200	285,598
BCE Inc., Series AK, 2.95%
(5 year Canadian Government Bond + 1.880%)(a)	59,027	609,729
Brookfield Asset Management Inc.
Series 32, 5.06%
(5 year Canadian Government Bond + 2.900%)(a)	15,888	235,701
Series 46, 4.80%(a)	15,851	313,536
Series 48, 4.75%(a)	16,045	315,988
Brookfield Office Properties Inc.
Series EE, 5.10%(a)	14,849	205,835
Series GG, 4.85%(a)	14,849	190,449
Canadian Imperial Bank of Commerce
Series 39, 3.71%(a)	28,329	432,940
Series 45, 4.40%(a)	44,604	853,918
Series 47, 4.50%(a)	27,017	436,853
Series 49, 5.20%(a)	8,650	169,401
Series 51, 5.15%
(5 year Canadian Government Bond + 3.620%)(a)	4,246	84,620
Emera Inc.
Series C, 4.72%
(5 year Canadian Government Bond + 2.650%)(a)	13,498	189,332
Series H, 4.90%(a)	16,200	326,416
Enbridge Inc.
Series 03, 3.74%(a)	36,294	384,591
Series 11, 3.94%(a)	30,245	348,506
Series 13, 3.04%(a)	21,172	226,012
Series 17, 5.15%(a)	45,368	858,573
Series 19, 4.90%(a)	30,245	544,363
Series B, 3.42%
(5 year Canadian Government Bond + 2.400%)(a)	27,628	274,979
Series D, 4.46%
(5 year Canadian Government Bond + 2.370%)(a)	27,221	292,295
Series F, 4.69%
(5 year Canadian Government Bond + 2.510%)(a)	30,245	345,657
Series H, 4.38%
(5 year Canadian Government Bond + 2.120%)(a)	21,172	227,508
Series N, 5.09%
(5 year Canadian Government Bond + 2.650%)(a)	27,221	336,523

Security	Shares	Value

Canada (continued)
Series P, 4.38%
(5 year Canadian Government Bond + 2.500%)(a)	24,196	$272,917
Series R, 4.07%(a)	24,196	267,789
Fortis Inc./Canada, Series M, 3.91%(a)	62,281	921,505
Manulife Financial Corp.
Series 17, 3.80%(a)	18,899	290,309
Series 21, 5.60%(a)	44,118	879,243
Series 23, 4.85%(a)	42,833	842,539
National Bank of Canada
Series 30, 4.03%(a)	36,331	568,349
Series 34, 5.60%(a)	21,598	431,282
Series 36, 5.40%
(5 year Canadian Government Bond + 4.660%)(a)	21,598	433,486
Series 40, 4.60%(a)	16,200	268,177
Series 42, 4.95%(a)	16,200	291,829
Pembina Pipeline Corp.
Series 13, 5.75%(a)	13,498	267,417
Series 23, 5.25%(a)	16,200	308,995
Series 25, 5.20%(a)	13,512	255,392
Royal Bank of Canada
Series AZ, 3.70%(a)	35,359	581,453
Series BB, 3.65%(a)	35,359	589,779
Series BD, 3.20%(a)	42,431	737,713
Series BK, 5.50%(a)(b)	51,271	1,024,615
Series BM, 5.50%
(5 year Canadian Government Bond + 4.800%)(a)	53,039	1,067,857
Series BO, 4.80%(a)	24,752	437,143
Sun Life Financial Inc., Series 04, 4.45%	31,141	591,532
TC Energy Corp.
Series 13, 5.50%(a)	51,901	1,039,650
Series 15, 4.90%(a)	86,815	1,696,777
Series 7, 3.90%(a)	62,281	744,048
Series 9, 3.76%(a)	24,300	282,292
Toronto-Dominion Bank (The)
Series 01, 3.66%(a)	22,093	358,968
Series 03, 3.68%(a)	22,093	356,367
Series 05, 3.88%(a)	22,093	363,130
Series 07, 3.20%(a)	15,465	272,883
Series 12, 5.50%(a)	30,930	619,571
Series 14, 4.85%(a)	44,188	890,350
Series 16, 4.50%
(5 year Canadian Government Bond + 3.010%)(a)	15,465	296,069
Series 18, 4.70%
(5 year Canadian Government Bond + 2.700%)(a)	15,465	277,860
Series 20, 4.75%(a)	17,675	307,994
Series 22, 5.20%(a)	15,465	305,173
Series 24, 5.10%
(5 year Canadian Government Bond + 3.560%)(a)	19,819	399,025
Westcoast Energy Inc., Series 12, 5.20%
(5 year Canadian Government Bond + 4.520%)(a)	16,200	323,619

		34,712,860

Singapore — 1.7%
City Developments Ltd., Preference Shares(a)(c)	858,309	739,692

Sweden — 3.7%
Klovern AB, Preference Shares	41,974	1,635,507

United Kingdom — 10.8%
Aviva PLC 8.38%	259,512	528,562

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Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® International Preferred Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
8.75%	259,512	$564,036
Ecclesiastical Insurance Group PLC, 8.63%	276,252	606,084
General Accident PLC 7.88%	285,466	538,500
8.88%	363,320	772,276
Northern Electric PLC, 8.06%	331,373	770,049
Raven Property Group Ltd., 12.00%	260,158	391,185
RSA Insurance Group PLC, 7.38%	324,393	572,023

		4,742,715

Total Preferred Stocks — 95.6% (Cost: $39,600,112)		42,141,677

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	11,000	11,000

Total Short-Term Investments — 0.0% (Cost: $11,000)		11,000

Total Investments in Securities — 95.6% (Cost: $39,611,112)		42,152,677

Other Assets, Less Liabilities — 4.4%		1,927,748

Net Assets — 100.0%		$44,080,425

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Convertible preferred stock.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—	$—	$—	$—	$—	—	$14	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,000	—	—	—	—	11,000	11,000	32		—

				$—	$—	$11,000		$46		$—

(a)	As of period end, the entity is no longer held.
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

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Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® International Preferred Stock ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Preferred Stocks	$42,141,677	$—	$—	$42,141,677
Money Market Funds	11,000	—	—	11,000

	$42,152,677	$—	$—	$42,152,677

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